--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             [LOGO] EXCELSIOR FUNDS



                           Domestic Equity Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2001

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    5
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    7
PORTFOLIOS OF INVESTMENTS
 Blended Equity Fund......................................................    9
 Large Cap Growth Fund....................................................   11
 Optimum Growth Fund......................................................   12
 Small Cap Fund...........................................................   13
 Value and Restructuring Fund.............................................   14
 Mid Cap Value Fund.......................................................   16
 Energy and Natural Resources Fund........................................   17
 Real Estate Fund.........................................................   18
 Technology Fund..........................................................   19
 Biotechnology Fund.......................................................   20
NOTES TO FINANCIAL STATEMENTS.............................................   21

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate tele-phone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-483-7297)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses may be obtained by contacting Excelsior Funds, Inc., Excelsior Tax-Ex-empt Funds, Inc. and Excelsior Institutional Trust at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Institu-tional Trust are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Institutional Trust at the following address:

    Excelsior Funds
    P.O. Box 8529
    Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)


                              Blended     Large Cap      Optimum       Small
                               Equity       Growth       Growth         Cap
                                Fund         Fund         Fund          Fund
                            ------------ ------------  -----------  ------------
  ASSETS:
   Investments, at cost-
   see accompanying
   portfolios.............  $444,752,334 $285,580,041  $43,604,813  $ 82,578,000
                            ============ ============  ===========  ============
   Investments, at value
   (excluding Repurchase
   Agreements) (Note 1)...  $632,165,941 $209,171,723  $39,935,645  $ 71,957,443
   Repurchase Agreements,
   at value (Note 1) .....            --      659,000    3,005,000     5,029,000
   Cash...................            --           --       29,948            --
   Dividends receivable...       557,673       28,015       19,277        23,700
   Interest receivable....            --          157          714         1,194
   Receivable for
   investments sold.......     5,529,015           --           --       806,806
   Receivable for fund
   shares sold............       216,392      318,674        2,493       697,499
   Prepaid expenses.......         6,910       12,874        1,444           137
   Unamortized
   organization costs
   (Note 5)...............            --       17,365        1,218            --
                            ------------ ------------  -----------  ------------
   Total Assets...........   638,475,931  210,207,808   42,995,739    78,515,779
  LIABILITIES:
   Payable for investments
   purchased..............     1,219,701           --           --     1,413,969
   Payable for fund shares
   redeemed...............        28,752      421,023          133       107,672
   Investment advisory
   fees payable (Note 2)..       476,391      123,589       10,061        55,266
   Administration fees
   payable (Note 2).......       166,430       29,695       16,900         1,923
   Administrative
   servicing fees payable
   (Note 2)...............         9,277        7,835       24,748         5,780
   Director's/Trustees'
   fees payable (Note 2)..         5,584        2,951        2,571           945
   Due to custodian bank..     1,888,526      404,462           --       266,982
   Accrued expenses and
   other payables.........       206,511      157,726      181,851        76,876
                            ------------ ------------  -----------  ------------
   Total Liabilities......     4,001,172    1,147,281      236,264     1,929,413
                            ------------ ------------  -----------  ------------
  NET ASSETS..............  $634,474,759 $209,060,527  $42,759,475  $ 76,586,366
                            ============ ============  ===========  ============
  NET ASSETS consist of:
   Undistributed net
   investment income
   (loss).................  $    679,133 $ (3,043,480) $   (75,136) $     95,210
   Accumulated net
   realized gain (loss) on
   investments............     7,407,546  (34,509,647)  (2,730,533)  (13,858,608)
   Unrealized appreciation
   (depreciation) of
   investments............   187,413,607  (75,749,318)    (664,168)   (5,591,557)
   Par value (Note 4).....        19,641       25,968           40         8,118
   Paid in capital in
   excess of par value....   438,954,832  322,337,004   46,229,272    95,933,203
                            ------------ ------------  -----------  ------------
  Total Net Assets .......  $634,474,759 $209,060,527  $42,759,475  $ 76,586,366
                            ============ ============  ===========  ============
  Net Assets
   Shares.................  $634,474,759 $209,060,527  $ 8,372,162  $ 76,586,366
   Institutional Shares...            --           --   34,387,313            --
  Shares outstanding (Note
  4):
   Shares.................    19,641,125   25,967,585      784,498     8,118,076
   Institutional Shares...            --           --    3,174,380            --
  NET ASSET VALUE PER
  SHARE (net assets /
  shares outstanding):
   Shares.................        $32.30        $8.05       $10.67         $9.43
                                  ======        =====       ======         =====
   Institutional Shares...            --           --       $10.83            --
                                  ======        =====       ======         =====

                       See Notes to Financial Statements

    Value and        Mid Cap       Energy and       Real
  Restructuring       Value     Natural Resource   Estate      Technology   Biotechnology
       Fund           Fund            Fund          Fund          Fund          Fund
  --------------   -----------  ---------------- -----------  ------------  -------------
  $1,846,570,936   $58,542,230    $108,619,379   $54,023,793  $ 36,902,396  $ 37,643,315
  ==============   ===========    ============   ===========  ============  ============
  $1,857,456,923   $53,409,934    $ 95,960,416   $53,571,525  $ 12,823,849  $ 24,933,016
       4,948,000     4,382,000       8,859,000     3,828,000       759,000     2,663,000
              --         7,770              --        50,710           435        15,661
         968,552        34,443          70,007       314,519         1,063         1,326
           1,175         1,041           2,104           909           180           632
              --            --              --       203,206            --            --
       3,771,193        10,574         471,882        17,057       109,797         8,093
           2,664         3,449           5,424         9,546            --            --
              --            --           7,440         7,396            --            --
  --------------   -----------    ------------   -----------  ------------  ------------
   1,867,148,507    57,849,211     105,376,273    58,002,868    13,694,324    27,621,728
       1,880,500     1,531,980          47,889     1,167,805            --            --
         825,165            --         519,975            90         5,000       119,007
       1,113,812            --          32,151        91,919        70,992        61,156
         221,767        56,435          18,210         6,033         2,053         3,487
         299,120        12,740           9,174         5,711         2,070            --
          10,586           101               8           153            76           172
         255,957            --         481,272            --            --            --
         815,398        42,545          82,481         7,563         8,213        11,335
  --------------   -----------    ------------   -----------  ------------  ------------
       5,422,305     1,643,801       1,191,160     1,279,274        88,404       195,157
  --------------   -----------    ------------   -----------  ------------  ------------
  $1,861,726,202   $56,205,410    $104,185,113   $56,723,594  $ 13,605,920  $ 27,426,571
  ==============   ===========    ============   ===========  ============  ============
  $    1,482,520   $    62,537    $    307,008   $   309,454  $   (182,635) $    (55,795)
     (14,098,709)      131,957        (651,439)   (6,355,550)  (11,379,245)     (938,410)
      15,833,987      (750,296)     (3,799,963)    3,375,732   (23,319,547)  (10,047,299)
          67,208            52           8,256         8,772         9,892         6,491
   1,858,441,196    56,761,160     108,321,251    59,385,186    48,477,455    38,461,584
  --------------   -----------    ------------   -----------  ------------  ------------
  $1,861,726,202   $56,205,410    $104,185,113   $56,723,594  $ 13,605,920  $ 27,426,571
  ==============   ===========    ============   ===========  ============  ============
  $1,861,726,202   $11,717,926    $104,185,113   $56,723,594  $ 13,605,920  $ 27,426,571
              --    44,487,484              --            --            --            --
      67,208,325     1,094,978       8,256,312     8,772,301     9,892,484     6,490,655
              --     4,165,111              --            --            --            --
          $27.70        $10.70          $12.62         $6.47         $1.38         $4.23
          ======        ======          ======         =====         =====         =====
              --        $10.68              --            --            --            --
          ======        ======          ======         =====         =====         =====

                       See Notes to Financial Statements

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)


                                Blended      Large Cap      Optimum       Small
                                 Equity        Growth       Growth         Cap
                                  Fund          Fund         Fund         Fund
                              ------------  ------------  -----------  -----------
  INVESTMENT INCOME:
   Interest income..........  $     98,262  $     99,210  $    23,050  $   369,762
   Dividend income..........     4,477,237       523,616      128,019      229,577
                              ------------  ------------  -----------  -----------
   Total Income.............     4,575,499       622,826      151,069      599,339
  EXPENSES:
   Investment advisory fees
   (Note 2).................     2,811,337     1,059,921      171,885      270,187
   Administration fees (Note
   2).......................       569,767       214,811       40,413       68,454
   Administrative servicing
   fees (Note 2)............       359,225        86,714       31,607       49,984
   Custodian Fees...........        97,873        35,668        8,586       19,318
   Shareholder servicing
   agent fees...............       100,471        84,696       25,969       29,814
   Legal and audit fees.....        39,756        22,090        1,890        6,002
   Shareholder reports......        30,243        20,430        6,601        5,752
   Registration and filing
   fees.....................        22,157        10,332       24,070       20,126
   Directors'/Trustees' fees
   and expenses (Note 2)....        16,467         7,386        2,770        1,692
   Amortization of
   organization costs (Note
   5).......................            --         8,237           35           --
   Distribution fees (Note
   2).......................            --            --       14,344           --
   Miscellaneous expenses...        23,964        18,100        1,853        6,700
                              ------------  ------------  -----------  -----------
   Total Expenses...........     4,071,260     1,568,385      330,023      478,029
   Fees waived by investment
   advisor and
   administrators (Note 2)..      (360,158)     (107,669)    (103,818)     (74,058)
                              ------------  ------------  -----------  -----------
   Net Expenses.............     3,711,102     1,460,716      226,205      403,971
                              ------------  ------------  -----------  -----------
  NET INVESTMENT INCOME
  (LOSS)....................       864,397      (837,890)     (75,136)     195,368
                              ------------  ------------  -----------  -----------
  REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
   Net realized gain (loss):
   Security Transactions....     3,273,052   (19,121,476)     (74,528)  (2,755,979)
   Written options..........            --            --           --           --
                              ------------  ------------  -----------  -----------
   Total net realized gain
   (loss)...................     3,273,052   (19,121,476)     (74,528)  (2,755,979)
   Change in unrealized
   appreciation/depreciation
   on investments and
   written options during
   the year.................   (77,562,446)  (34,353,744)  (7,869,962)  (2,106,937)
                              ------------  ------------  -----------  -----------
  Net realized and
  unrealized gain (loss) on
  investments...............   (74,289,394)  (53,475,220)  (7,944,490)  (4,862,916)
                              ------------  ------------  -----------  -----------
  Net increase (decrease) in
  net assets resulting from
  operations................  $(73,424,997) $(54,313,110) $(8,019,626) $(4,667,548)
                              ============  ============  ===========  ===========

                       See Notes to Financial Statements

    Value and       Mid Cap       Energy and       Real
  Restructuring      Value     Natural Resource   Estate    Technology   Biotechnology
       Fund          Fund            Fund          Fund        Fund          Fund
  --------------  -----------  ---------------- ----------  -----------  -------------
  $   10,087,254  $    53,070    $    323,765   $   59,651  $    39,849   $    88,894
       2,200,317      275,968         821,545    1,587,745        5,462        17,313
  --------------  -----------    ------------   ----------  -----------   -----------
      12,287,571      329,038       1,145,310    1,647,396       45,311       106,207
       6,242,107      175,951         363,336      267,153      121,307       124,258
       1,583,193       41,145          93,735       40,644       18,439        19,714
       1,369,820        1,746          74,340       14,960        3,804        10,905
         267,848       10,059          15,958        7,706        6,994         9,302
         452,002        7,225          60,031        6,830        4,603         1,144
          70,652        2,720           3,840        1,973          808           542
          82,029        3,665           3,847        1,398          704           582
          56,227       20,497          16,060        8,028        5,820        11,778
          27,838        1,790           1,301          396          190           109
              --           35              --        2,907           --            --
              --        8,210              --           --           --            --
         221,846        1,939           6,040        1,197        1,200         1,099
  --------------  -----------    ------------   ----------  -----------   -----------
      10,373,562      274,982         638,488      353,192      163,869       179,433
       (495,597)      (50,367)        (50,712)     (32,914)     (12,144)      (17,432)
  --------------  -----------    ------------   ----------  -----------   -----------
       9,877,965      224,615         587,776      320,278      151,725       162,001
  --------------  -----------    ------------   ----------  -----------   -----------
       2,409,606      104,423         557,534    1,327,118     (106,414)      (55,794)
  --------------  -----------    ------------   ----------  -----------   -----------
       6,990,499   (1,638,850)     (4,124,159)   1,141,039   (8,810,637)     (879,922)
         557,361           --              --           --           --            --
  --------------  -----------    ------------   ----------  -----------   -----------
       7,547,860   (1,638,850)     (4,124,159)   1,141,039   (8,810,637)     (879,922)
   (232,128,533)   (5,850,969)    (21,713,932)   1,682,118     (381,634)   (6,721,711)
  --------------  -----------    ------------   ----------  -----------   -----------
   (224,580,673)   (7,489,819)    (25,838,091)   2,823,157   (9,192,271)   (7,601,633)
  --------------  -----------    ------------   ----------  -----------   -----------
  $(222,171,067)  $(7,385,396)   $(25,280,557)  $4,150,275  $(9,298,685)  $(7,657,427)
  ==============  ===========    ============   ==========  ===========   ===========

                       See Notes to Financial Statements

Excelsior Funds
Statements of Changes in Net Assets

                                          Blended      Large Cap      Optimum
                                           Equity        Growth        Growth
                                            Fund          Fund          Fund
                                        ------------  ------------  ------------
  Six Months Ended September 30, 2001
  (Unaudited)
  Net investment income (loss)........  $    864,397  $   (837,890) $    (75,136)
  Net realized gain (loss) on
  investments.........................     3,273,052   (19,121,476)      (74,528)
  Net realized gain on written
  options.............................            --            --            --
  Change in unrealized
  appreciation/depreciation of
  investments and written options
  during the period...................   (77,562,446)  (34,353,744)   (7,869,962)
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets resulting from operations....   (73,424,997)  (54,313,110)   (8,019,626)
  Distributions to shareholders:
   From net investment income
   Shares.............................      (351,302)           --            --
   Institutional shares...............            --            --            --
   From net realized gain on
   investments
   Shares.............................            --            --            --
   Institutional shares...............            --            --            --
   In excess of net realized gains
   Shares.............................            --            --            --
   Institutional shares...............            --            --            --
                                        ------------  ------------  ------------
     Total Distributions..............      (351,302)           --            --
                                        ------------  ------------  ------------
  Increase in net assets from fund
  share transactions (Note 4)
   Shares.............................   (15,928,637)  (14,130,565)   (3,314,114)
   Institutional shares...............            --            --    (1,149,079)
                                        ------------  ------------  ------------
     Total from fund share
     transactions.....................   (15,928,637)  (14,130,565)   (4,463,193)
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets..............................   (89,704,936)  (68,443,675)  (12,482,819)
  NET ASSETS:
   Beginning of period................   724,179,695   277,504,202    55,242,294
                                        ------------  ------------  ------------
   End of period (1)..................  $634,474,759  $209,060,527  $ 42,759,475
                                        ============  ============  ============
  (1) Including undistributed net
  investment income (loss)............  $    679,133  $ (3,043,480) $    (75,136)
                                        ============  ============  ============
  Year Ended March 31, 2001
  Net investment income (loss)........  $    272,835  $ (2,205,590) $   (305,451)
  Net realized gain (loss) on
  investments.........................    31,907,805       (67,996)    5,758,275
  Net realized gain on foreign
  currency transactions and written
  options.............................            --            --            --
  Change in unrealized
  appreciation/depreciation of
  investments, written options and
  foreign currency translations during
  the year............................  (300,418,880) (245,849,775)  (54,320,294)
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets resulting from operations....  (268,238,240) (248,123,361)  (48,867,470)
  Distributions to shareholders:
   From net investment income
   Shares.............................      (213,595)           --           (37)
   Institutional shares...............            --            --            --
   From net realized gain on
   investments
   Shares.............................   (26,809,624)           --    (3,877,457)
   Institutional shares...............            --            --   (13,038,399)
   In excess of net realized gains
   Shares.............................            --            --      (574,067)
   Institutional shares...............            --            --    (1,931,245)
                                        ------------  ------------  ------------
     Total Distributions..............   (27,023,219)           --   (19,421,205)
                                        ------------  ------------  ------------
  Increase in net assets from fund
  share transactions (Note 4)
   Shares.............................    26,032,049    27,313,465     6,705,413
   Institutional shares...............            --            --     8,970,057
                                        ------------  ------------  ------------
     Total from fund share
     transactions.....................    26,032,049    27,313,465    15,675,470
                                        ------------  ------------  ------------
  Net increase (decrease) in net
  assets..............................  (269,229,410) (220,809,896)  (52,613,205)
  NET ASSETS:
   Beginning of period................   993,409,105   498,314,098   107,855,499
                                        ------------  ------------  ------------
   End of period (2)..................  $724,179,695  $277,504,202  $ 55,242,294
                                        ============  ============  ============
 --------
  (2) Including undistributed net
  investment income (loss)............  $    166,038  $        --   $        --
                                        ============  ============  ============

 --------
 * Technology Fund commenced operations on March 31, 2000.
** Biotechnology Fund commenced operations on December 31, 2000.
                       See Notes to Financial Statements

                   Value and       Mid Cap       Energy and
   Small Cap     Restructuring      Value     Natural Resource Real Estate   Technology   Biotechnology
      Fund            Fund          Fund            Fund          Fund         Fund*         Fund**
  -----------    --------------  -----------  ---------------- -----------  ------------  -------------
  $    195,368   $    2,409,606  $   104,423    $    557,534   $ 1,327,118  $   (106,414)  $   (55,794)
    (2,755,979)       6,990,499   (1,638,850)     (4,124,159)    1,141,039    (8,810,637)     (879,922)
            --          557,361           --              --            --            --            --
    (2,106,937)    (232,128,533)  (5,850,969)    (21,713,932)    1,682,118      (381,634)   (6,721,711)
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
    (4,667,548)    (222,171,067)  (7,385,396)    (25,280,557)    4,150,275    (9,298,685)   (7,657,427)
      (160,564)      (2,213,939)      (2,692)       (317,994)   (1,077,157)           --       (26,689)
            --               --      (58,943)             --            --            --            --
            --               --           --              --            --            --            --
            --               --           --              --            --            --            --
            --               --           --              --            --            --            --
            --               --           --              --            --            --            --
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
      (160,564)      (2,213,939)     (61,635)       (317,994)   (1,077,157)           --       (26,689)
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
    (5,765,895)     263,400,767   11,086,742      26,933,627     9,413,205    (1,523,891)   19,847,386
            --               --    9,201,799              --            --            --            --
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
    (5,765,895)     263,400,767   20,288,541      26,933,627     9,413,205    (1,523,891)   19,847,386
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
   (10,594,007)      39,015,761   12,841,510       1,335,076    12,486,323   (10,822,576)   12,163,270
    87,180,373    1,822,710,441   43,363,900     102,850,037    44,237,271    24,428,496    15,263,301
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
  $ 76,586,366   $1,861,726,202  $56,205,410    $104,185,113   $56,723,594  $ 13,605,920   $27,426,571
  ============   ==============  ===========    ============   ===========  ============   ===========
  $     95,210   $    1,482,520  $    62,537    $    307,008   $   309,454  $   (182,635)  $   (55,795)
  ============   ==============  ===========    ============   ===========  ============   ===========
  $    607,726   $   25,358,808  $ 1,016,313    $    396,122   $ 2,277,710  $    (75,658)  $    26,688
   (11,102,718)      (3,329,084)  18,900,997       7,229,983      (570,228)   (2,568,608)      (58,488)
            --        2,718,044           --              --            --            --            --
   (24,787,556)    (173,836,542) (21,861,799)       (497,331)    6,640,885   (22,937,913)   (3,325,588)
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
   (35,282,548)    (149,088,774)  (1,944,489)      7,128,774     8,348,367   (25,582,179)   (3,357,388)
      (552,989)     (24,440,267)      (6,855)       (366,973)   (2,382,641)         (563)           --
            --               --     (990,315)             --            --            --            --
            --               --     (314,502)     (7,662,376)           --            --            --
            --               --  (17,700,442)             --            --            --            --
            --               --           --              --            --            --            --
    (7,572,357)              --           --              --            --            --            --
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
    (8,125,346)     (24,440,267) (19,012,114)     (8,029,349)   (2,382,641)         (563)           --
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
    22,647,253      788,995,189    2,433,218      32,624,942     4,568,102    50,011,238    18,620,689
            --               --    7,573,038              --            --            --            --
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
    22,647,253      788,995,189   10,006,256      32,624,942     4,568,102    50,011,238    18,620,689
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
   (20,760,641)     615,466,148  (10,950,347)     31,724,367    10,533,828    24,428,496    15,263,301
   107,941,014    1,207,244,293   54,314,247      71,125,670    33,703,443            --            --
  ------------   --------------  -----------    ------------   -----------  ------------   -----------
  $ 87,180,373   $1,822,710,441  $43,363,900    $102,850,037   $44,237,271  $ 24,428,496   $15,263,301
  ============   ==============  ===========    ============   ===========  ============   ===========
  $     38,045   $    1,286,479  $    19,749    $     67,468   $    59,493  $         --   $    26,688
  ============   ==============  ===========    ============   ===========  ============   ===========

                       See Notes to Financial Statements

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios
  For a Fund share outstanding throughout each period.

                                                     Net Realized and               Dividends   Distributions From Net
                   Net Asset Value,      Net      Unrealized Gain (Loss) Total From  From Net      Realized Gain on
                     Beginning of    Investment     on Investments and   Investment Investment       Investments
                        Period      Income (Loss)        Options         Operations   Income         and Options
                   ---------------- ------------- ---------------------- ---------- ----------  ----------------------
BLENDED EQUITY
FUND --
 (4/25/85*)
 Shares:
 Year Ended March
 31,
 1997............       $24.43         $ 0.18            $  2.50          $  2.68     $(0.14)           $(1.16)
 1998............        25.81           0.16              12.59            12.75      (0.16)            (2.28)
 1999............        36.12           0.11               6.90             7.01      (0.13)            (0.49)
 2000............        42.51           0.03               9.54             9.57      (0.06)            (1.34)
 2001............        50.63           0.01             (13.31)          (13.30)     (0.01)            (1.33)
 Six Months Ended
 September
 30, 2001
 (Unaudited).....        35.99           0.04              (3.71)           (3.67)     (0.02)             --
LARGE CAP GROWTH FUND --
(10/1/97*)
 Period Ended
 March 31, 1998..       $ 7.00           --              $  1.51          $  1.51       --                --
 Year Ended March
 31,
 1999............         8.51         $(0.03)              5.82             5.79       --                --
 2000............        14.30          (0.06)              4.74             4.68       --                --
 2001............        18.98          (0.08)             (8.84)           (8.92)      --                --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....        10.06          (0.12)             (1.89)           (2.01)      --                --
OPTIMUM GROWTH
FUND -- (6/1/96*)
 Shares:
 Period Ended
 March 31, 1997..       $ 9.87         $ 0.02            $  0.31          $  0.33     $(0.02)             --
 Year Ended March
 31,
 1998............        10.18          (0.01)              6.15             6.14      (0.01)             --
 1999............        16.31          (0.06)             11.15            11.09       --                --
 2000............        27.40          (0.11)              7.16             7.05       --              $(3.88)
 2001............        30.57          (0.10)            (12.08)          (12.18)      --               (4.75)
 Six Months Ended
 September 30,
 2001
 (Unaudited).....        12.94          (0.25)             (2.02)           (2.27)      --                --
SMALL CAP FUND --
 (12/31/92*)
 Shares:
 Year Ended March
 31,
 1997............       $10.78         $(0.03)           $ (1.43)         $ (1.46)      --              $(0.10)
 1998............         8.83          (0.01)              3.13             3.12       --                --
 1999............        11.95           --                (2.56)           (2.56)      --               (0.12)
 2000............         9.27           --                 6.12             6.12       --                --
 2001............        15.39           0.07              (4.41)           (4.34)    $(0.07)             --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....        10.06           0.03              (0.64)           (0.61)     (0.02)             --
VALUE AND RESTRUCTURING FUND --
 (12/31/92*)
 Shares:
 Year Ended March
 31,
 1997............       $14.03         $ 0.13            $  2.36          $  2.49     $(0.12)           $(0.47)
 1998............        15.93           0.10               8.12             8.22      (0.09)            (0.27)
 1999............        23.79           0.13               0.21             0.34      (0.11)            (0.14)
 2000............        23.88           0.07              10.03            10.10      (0.09)             --
 2001............        33.89           0.60              (3.21)           (2.61)     (0.59)             --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....        30.69           0.04              (2.99)           (2.95)     (0.04)             --
MID CAP VALUE FUND -- (6/1/96*)
 Shares:
 Period Ended
 March 31, 1997..       $12.08         $ 0.01            $ (0.76)         $ (0.75)      --                --
 Year Ended March
 31,
 1998............        11.33           0.07               5.57             5.64     $(0.06)           $(0.80)
 1999............        16.11           0.08               0.55             0.63      (0.07)            (1.32)
 2000............        15.35           0.01               6.35             6.36      (0.05)            (0.32)
 2001............        21.34           0.37              (1.27)           (0.90)     (0.37)            (8.08)
 Six Months Ended
 September 30,
 2001
 (Unaudited).....        11.99           0.06              (1.34)           (1.28)     (0.01)             --
ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
 Year Ended March
 31,
 1997............       $ 9.55         $ 0.09            $  2.60          $  2.69     $(0.09)           $(1.03)
 1998............        11.12           0.09               2.69             2.78      (0.10)            (1.07)
 1999............        12.66           0.10              (1.65)           (1.55)     (0.09)             --
 2000............        11.02           0.04               4.72             4.76      (0.06)            (0.51)
 2001............        15.21           0.07               1.60             1.67      (0.07)            (1.40)
 Six Months Ended
 September 30,
 2001
 (Unaudited).....        15.41           0.07              (2.82)           (2.75)     (0.04)             --
REAL ESTATE
FUND --
 (10/1/97*)
 Period Ended
 March 31, 1998..       $ 7.00         $ 0.15            $  0.01          $  0.16     $(0.11)             --
 Year Ended March
 31,
 1999............         7.05           0.33              (1.55)           (1.22)     (0.33)             --
 2000............         5.50           0.34              (0.31)            0.03      (0.32)             --
 2001............         5.21           0.33               0.89             1.22      (0.34)             --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....         6.09           0.16               0.36             0.52      (0.14)             --
TECHNOLOGY
FUND --
 (3/31/00*)
 Period Ended
 March 31, 2001..       $ 7.00         $(0.01)           $ (4.62)         $ (4.63)      --  (4)           --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....         2.37          (0.02)             (0.97)           (0.99)      --                --
BIOTECHNOLOGY
FUND --
 (12/31/00*)
 Period Ended
 March 31, 2001..       $ 7.00         $ 0.01            $ (1.92)         $ (1.91)      --                --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....         5.09          (0.01)             (0.84)           (0.85)    $(0.01)             --
                      Distributions in
                        Excess of Net
                      Realized Gain on
                   Investments and Options
                   -----------------------
BLENDED EQUITY
FUND --
 (4/25/85*)
 Shares:
 Year Ended March
 31,
 1997............            --
 1998............            --
 1999............            --
 2000............          $(0.05)
 2001............            --
 Six Months Ended
 September
 30, 2001
 (Unaudited).....            --
LARGE CAP GROWTH FUND --
(10/1/97*)
 Period Ended
 March 31, 1998..            --
 Year Ended March
 31,
 1999............            --
 2000............            --
 2001............            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
OPTIMUM GROWTH
FUND -- (6/1/96*)
 Shares:
 Period Ended
 March 31, 1997..            --
 Year Ended March
 31,
 1998............            --
 1999............            --
 2000............            --
 2001............          $(0.70)
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
SMALL CAP FUND --
 (12/31/92*)
 Shares:
 Year Ended March
 31,
 1997............          $(0.39)
 1998............            --
 1999............            --
 2000............            --
 2001............           (0.92)
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
VALUE AND RESTRUCTURING FUND --
 (12/31/92*)
 Shares:
 Year Ended March
 31,
 1997............            --
 1998............            --
 1999............            --
 2000............            --
 2001............            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
MID CAP VALUE FUND -- (6/1/96*)
 Shares:
 Period Ended
 March 31, 1997..            --
 Year Ended March
 31,
 1998............            --
 1999............            --
 2000............            --
 2001............            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
 Year Ended March
 31,
 1997............            --
 1998............          $(0.07)
 1999............            --
 2000............            --
 2001............            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
REAL ESTATE
FUND --
 (10/1/97*)
 Period Ended
 March 31, 1998..            --
 Year Ended March
 31,
 1999............            --
 2000............            --
 2001............            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
TECHNOLOGY
FUND --
 (3/31/00*)
 Period Ended
 March 31, 2001..            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --
BIOTECHNOLOGY
FUND --
 (12/31/00*)
 Period Ended
 March 31, 2001..            --
 Six Months Ended
 September 30,
 2001
 (Unaudited).....            --

* Commencement of Operations
                      (3) Expense ratios before waiver of fees and
(1) Not Annualized        reimbursement of expenses (if any) by adviser and
(2) Annualized            administrators.
                      (4) Amount represents less than $0.01
                          per share.

                       See Notes to Financial Statements


                                                                Ratio of Net          Ratio of Gross           Ratio of Net
    Total      Net Asset Value, Total       Net Assets, End Operating Expenses to Operating Expenses to  Investment Income (Loss)
Distributions   End of Period   Return      of Period (000)  Average Net Assets   Average Net Assets (3)  to Average Net Assets
-------------  ---------------- ------      --------------- --------------------- ---------------------- ------------------------
   $(1.30)          $25.81       11.09 %      $  306,990            1.01%                  1.06%                   0.71 %
    (2.44)           36.12       50.82 %         594,909            0.99%                  1.06%                   0.55 %
    (0.62)           42.51       19.65 %         720,273            0.95%                  1.01%                   0.29 %
    (1.45)           50.63       22.90 %         993,409            0.97%                  1.02%                   0.08 %
    (1.34)           35.99      (26.72)%         724,180            0.99%                  1.06%                   0.03 %
    (0.02)           32.30      (10.03)%(1)      634,475            0.99%(2)               1.09%(2)                0.23 %(2)

     --             $ 8.51       21.57 %(1)   $   47,529            1.05%(2)               1.20%(2)               (0.16)%(2)

     --              14.30       68.04 %         251,548            1.04%                  1.08%                  (0.53)%
     --              18.98       32.73 %         498,314            1.01%                  1.07%                  (0.48)%
     --              10.06      (47.00)%         277,504            1.01%                  1.08%                  (0.50)%
     --               8.05      (19.98)%(1)      209,061            1.04%(2)               1.11%(2)               (0.59)%(2)


   $(0.02)          $10.18        3.31 %(1)   $    3,357            1.05%(2)               1.47%(2)                0.33 %(2)

    (0.01)           16.31       60.41 %           6,602            1.05%                  1.32%                  (0.12)%
     --              27.40       68.00 %          12,414            1.05%                  1.26%                  (0.34)%
    (3.88)           30.57       27.40 %          21,967            1.05%                  1.18%                  (0.43)%
    (5.45)           12.94      (45.34)%          13,249            1.05%                  1.20%                  (0.53)%
     --              10.67      (17.54)%(1)        8,372            1.05%(2)               1.45%(2)               (0.49)%(2)



   $(0.49)          $ 8.83      (14.33)%      $   53,258            0.94%                  1.02%                  (0.26)%
     --              11.95       35.33 %          68,548            0.94%                  1.01%                  (0.14)%
    (0.12)            9.27      (21.41)%          43,788            0.94%                  1.05%                  (0.04)%
     --              15.39       65.91 %         107,941            0.92%                  1.03%                   0.01 %
    (0.99)           10.06      (28.69)%          87,180            0.89%                  1.04%                   0.57 %
    (0.02)            9.43       (6.10)%(1)       76,586            0.90%(2)               1.06%(2)                0.44 %(2)



   $(0.59)          $15.93       18.09 %      $  124,011            0.91%                  0.95%                   0.90 %
    (0.36)           23.79       52.10 %         388,447            0.89%                  0.93%                   0.54 %
    (0.25)           23.88        1.48 %         594,615            0.93%                  1.07%                   0.59 %
    (0.09)           33.89       42.41 %       1,207,244            0.90%                  1.03%                   0.25 %
    (0.59)           30.69       (7.74)%       1,822,710            0.95%                  1.02%                   1.66 %
    (0.04)           27.70       (9.64)%(1)    1,861,726            0.95%(2)               1.00%(2)                0.23 %(2)


     --             $11.33       (6.21)%(1)   $       56            1.05%(2)               1.43%(2)                0.54 %(2)
   $(0.86)           16.11       51.09 %              78            1.05%                  1.35%                   0.47 %
    (1.39)           15.35        4.59 %             125            1.05%                  1.32%                   0.53 %
    (0.37)           21.34       41.60 %             336            1.05%                  1.20%                   0.02 %
    (8.45)           11.99       (0.84)%           2,371            1.03%                  1.26%                   0.97 %
    (0.01)           10.70      (10.71)%(1)       11,718            1.05%(2)               1.23%(2)                0.25 %(2)


   $(1.12)          $11.12       28.28 %      $   33,393            0.93%                  0.98%                   0.84 %
    (1.24)           12.66       24.97 %          46,174            0.99%                  1.07%                   0.69 %
    (0.09)           11.02      (12.23)%          43,021            0.98%                  1.09%                   0.97 %
    (0.57)           15.21       44.61 %          71,126            0.97%                  1.08%                   0.37 %
    (1.47)           15.41       11.98 %         102,850            0.99%                  1.05%                   0.46 %
    (0.04)           12.62      (17.95)%(1)      104,185            0.97%(2)               1.06%(2)                0.92 %(2)

   $(0.11)          $ 7.05        2.26 %(1)   $   41,171            1.20%(2)               1.40%(2)                5.02 %(2)

    (0.33)            5.50      (17.55)%          32,841            1.20%                  1.43%                   5.37 %
    (0.32)            5.21        0.58 %          33,703            1.20%                  1.41%                   6.17 %
    (0.34)            6.09       24.03 %          44,237            1.20%                  1.36%                   5.52 %
    (0.14)            6.47        8.60 %(1)       56,724            1.20%(2)               1.33%(2)                4.99 %(2)

      -- (4)        $ 2.37      (66.14)%      $   24,428            1.25%                  1.50%                  (0.42)%
      --              1.38      (41.77)%(1)       13,606            1.25%(2)               1.35%(2)               (0.88)%(2)

      --            $ 5.09      (27.29)%(1)   $   15,263            1.25%(2)               2.19%(2)                1.11 %(2)
   $(0.01)            4.23      (16.76)%(1)       27,427            1.25%(2)               1.39%(2)               (0.43)%(2)
 Portfolio    Fee
 Turnover   Waivers
   Rate     (Note 2)
 ---------- ----------
     39%     $0.01
     28%      0.02
     20%      0.02
     24%      0.02
     36%      0.03
     13%(2)   0.02

     12%(2)    --

      4%       --
     20%     $0.01
     20%      0.01
      4%(2)   --  (4)


     20%(2)  $0.03

     19%      0.03
     22%      0.04
     44%      0.03
     46%      0.03
     41%(2)   0.03



     55%     $0.01
     73%      0.01
    115%      0.01
    134%      0.01
    132%      0.02
    198%(2)   0.01



     62%     $0.01
     30%      0.01
     43%      0.03
     20%      0.03
     15%      0.03
      9%(2)   0.01


     64%(2)  $0.01
     51%      0.05
     55%      0.04
     45%      0.05
     95%      0.09
     11%(2)   0.01


     87%       --
     88%     $0.01
     96%      0.01
    138%      0.01
     59%      0.01
     81%(2)   0.01

     30%(2)  $0.01

     28%      0.01
     27%      0.01
     29%      0.01
     29%(2)   --  (4)

     19%       --
     40%(2)   --  (4)

      2%(2)  $0.01
     18%(2)   --  (4)

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Blended Equity Fund




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- 99.64%
         CAPITAL GOODS -- 11.42%
  60,600 Boeing Co. ..............................................  $  2,030,100
  36,000 Caterpillar, Inc. .......................................     1,612,800
  47,000 Cooper Industries, Inc. .................................     1,949,090
 104,115 Danaher Corp. ...........................................     4,912,146
  90,000 Dover Corp. .............................................     2,709,900
 738,300 General Electric Co. ....................................    27,464,760
 180,408 Goodrich Corp. ..........................................     3,514,348
  39,000 Grainger (W.W.), Inc. ...................................     1,515,150
 150,566 Illinois Tool Works, Inc. ...............................     8,147,126
 127,500 Lockheed Martin Corp. ...................................     5,578,125
 208,807 Tyco International Ltd. .................................     9,500,718
 132,000 Waste Management, Inc. ..................................     3,529,680
                                                                    ------------
                                                                      72,463,943
                                                                    ------------
         COMMUNICATION SERVICES -- 4.16%
  25,000 Alltel Corp. ............................................     1,448,750
 100,000 BellSouth Corp. .........................................     4,155,000
 222,290 +Nextel Communications, Inc., Class A....................     1,909,471
 166,358 SBC Communications, Inc. ................................     7,838,789
  85,000 +Sprint Corp. (PCS Group)................................     2,234,650
 163,000 Verizon Communications, Inc. ............................     8,819,930
                                                                    ------------
                                                                      26,406,590
                                                                    ------------
         CONSUMER CYCLICAL -- 13.97%
 361,428 +AOL Time Warner, Inc. ..................................    11,963,267
  34,000 +Autozone, Inc. .........................................     1,763,240
  80,000 +Comcast Corp., Class A Special..........................     2,869,600
  45,000 Deluxe Corp. ............................................     1,554,300
 186,500 +Edison Schools, Inc. ...................................     2,816,150
 349,635 Ford Motor Co. ..........................................     6,066,167
 100,000 Herman Miller, Inc. .....................................     1,945,000
 234,039 Home Depot, Inc. ........................................     8,980,076
  45,000 +Kroger Co. .............................................     1,108,800
 208,290 +Liberty Media Corp., Class A............................     2,645,283
 315,000 Target Corp. ............................................    10,001,250
 263,521 +Viacom, Inc., Class B...................................     9,091,475
 109,900 Walgreen Co. ............................................     3,783,857
 438,843 Wal-Mart Stores, Inc. ...................................    21,722,729
 123,945 Walt Disney Co. .........................................     2,307,856
                                                                    ------------
                                                                      88,619,050
                                                                    ------------
         CONSUMER STAPLES -- 6.69%
  91,000 Albertson's, Inc. .......................................     2,901,080
  50,000 Campbell Soup Co. .......................................     1,400,000
 187,500 Coca-Cola Co. ...........................................     8,784,375
 203,645 General Mills, Inc. .....................................     9,265,848
 239,000 Gillette Co. ............................................     7,122,200
  58,000 Kellogg Co. .............................................     1,740,000
 438,801 Sysco Corp. .............................................    11,206,978
                                                                    ------------
                                                                      42,420,481
                                                                    ------------
         ENERGY -- 10.11%
  25,600 Amerada Hess Corp. ......................................     1,625,600
  70,547 Anadarko Petroleum Corp. ................................     3,391,900
 173,912 BP plc, ADR..............................................     8,551,253

                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- (continued)
         ENERGY -- (continued)
  41,000 Burlington Resources, Inc. ..............................  $  1,402,610
  48,000 Chevron Corp. ...........................................     4,068,000
 859,166 Exxon Mobil Corp. .......................................    33,851,140
  60,610 +Nabors Industries, Inc. ................................     1,270,992
  83,500 Phillips Petroleum Co. ..................................     4,503,990
  73,000 Royal Dutch Petroleum Co. ...............................     3,668,250
  56,400 Unocal Corp. ............................................     1,833,000
                                                                    ------------
                                                                      64,166,735
                                                                    ------------
         FINANCIAL -- 18.84%
  57,000 American Express Co. ....................................     1,656,420
 218,530 American International Group.............................    17,045,340
  32,000 Capital One Financial Corp. .............................     1,472,960
 220,000 Citigroup, Inc. .........................................     8,910,000
  30,000 Fannie Mae...............................................     2,401,800
 308,435 FleetBoston Financial Corp. .............................    11,334,986
  53,475 Goldman Sachs Group, Inc. ...............................     3,815,441
 134,670 Hartford Financial Services Group........................     7,910,516
  61,000 JP Morgan Chase & Co. ...................................     2,083,150
  62,400 MBIA, Inc. ..............................................     3,120,000
 482,412 Mellon Financial Corp. ..................................    15,596,380
 409,513 Morgan Stanley Dean Witter & Co. ........................    18,980,928
 282,600 State Street Corp. ......................................    12,858,300
 201,000 Washington Mutual, Inc. .................................     7,734,480
 104,100 Wells Fargo & Co. .......................................     4,627,245
                                                                    ------------
                                                                     119,547,946
                                                                    ------------
         HEALTH CARE -- 19.07%
 315,000 Abbott Laboratories......................................    16,332,750
  25,000 American Home Products Corp. ............................     1,456,250
  31,137 +Amgen, Inc. ............................................     1,829,921
  26,170 Applied Biosystems Group--Applera Corp. .................       638,548
 192,000 Bristol-Myers Squibb Co. ................................    10,667,520
  36,038 +Genentech, Inc. ........................................     1,585,672
  69,700 HCA--The Healthcare Co. .................................     3,088,407
  37,499 +Human Genome Sciences, Inc. ............................     1,156,844
  45,000 IMS Health, Inc. ........................................     1,127,250
 408,450 Johnson & Johnson Co. ...................................    22,628,130
  35,000 +King Pharmaceuticals, Inc. .............................     1,468,250
 139,600 Medtronic, Inc. .........................................     6,072,600
 128,000 Merck & Co., Inc. .......................................     8,524,800
 676,621 Pfizer, Inc. ............................................    27,132,502
 156,840 Pharmacia Corp. .........................................     6,361,430
 110,000 Schering-Plough Corp. ...................................     4,081,000
  81,900 +Tenet Healthcare Corp. .................................     4,885,335
  13,100 +Wellpoint Health Networks, Inc. ........................     1,429,865
  19,200 +Zimmer Holdings, Inc. ..................................       532,800
                                                                    ------------
                                                                     120,999,874
                                                                    ------------
         INDUSTRIAL/BASIC -- 0.27%
  45,000 Pitney Bowes, Inc. ......................................     1,719,000
                                                                    ------------
         RAW/INTERMEDIATE
          MATERIALS -- 1.22%
  38,000 Air Products & Chemicals, Inc. ..........................     1,466,040
  73,500 Alcan, Inc. .............................................     2,205,000

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Blended Equity Fund -- (continued)




                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- (continued)
         RAW/INTERMEDIATE
          MATERIALS -- (continued)
  30,000 Alcoa, Inc. .............................................  $    930,300
  60,932 Georgia-Pacific Group....................................     1,754,232
  40,000 International Paper Co. .................................     1,392,000
                                                                    ------------
                                                                       7,747,572
                                                                    ------------
         TECHNOLOGY -- 12.67%
 200,000 +Analog Devices, Inc. ...................................     6,540,000
 690,018 +Cisco Systems, Inc. ....................................     8,397,519
  25,000 Electronic Data Systems Corp. ...........................     1,439,500
 114,000 +EMC Corp. ..............................................     1,339,500
 453,125 Intel Corp. .............................................     9,257,344
 126,000 International Business Machines Corp. ...................    11,629,800
  45,000 +Intuit..................................................     1,610,550
 131,394 +JDS Uniphase Corp. .....................................       830,410
  13,000 +Lexmark International Group, Inc. ......................       581,230
 370,480 +Microsoft Corp. ........................................    18,957,462
  45,000 +NCR Corp. ..............................................     1,334,250
 288,000 Nokia Oyj, ADR...........................................     4,507,200
  20,000 +Novellus Systems, Inc. .................................       571,200
 256,000 +Oracle Corp. ...........................................     3,220,480
  50,096 +Qualcomm, Inc. .........................................     2,381,063
 197,744 +Sun Microsystems, Inc. .................................     1,633,365
 232,000 Texas Instruments, Inc. .................................     5,795,360
  18,959 +Veritas Software Corp. .................................       349,414
                                                                    ------------
                                                                      80,375,647
                                                                    ------------

                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- (continued)
         UTILITIES -- 1.22%
 160,000 +AES Corp. ..............................................  $  2,051,200
  60,000 Ameren Corp. ............................................     2,304,000
  52,022 Enron Corp. .............................................     1,416,559
  43,214 Exelon Corp. ............................................     1,927,344
                                                                    ------------
                                                                       7,699,103
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $444,752,334)......................................   632,165,941
                                                                    ------------

TOTAL INVESTMENTS
(Cost $444,752,334*)......................................  99.64% $632,165,941
OTHER ASSETS AND LIABILITIES (NET)........................   0.36     2,308,818
                                                           ------  ------------
NET ASSETS................................................ 100.00% $634,474,759
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Large Cap Growth Fund





                                                                       Value
 Shares                                                               (Note 1)
 -------                                                            ------------
 COMMON STOCKS -- 100.05%
         CONSUMER CYCLICAL -- 26.59%
 368,000 +AOL Time Warner, Inc. ..................................  $ 12,180,800
 195,800 +Clear Channel Communications............................     7,783,050
 293,200 Harley-Davidson, Inc. ...................................    11,874,600
 424,550 Home Depot, Inc. ........................................    16,289,984
 115,000 Omnicom Group............................................     7,463,500
                                                                    ------------
                                                                      55,591,934
                                                                    ------------
         CONSUMER STAPLES -- 1.78%
 112,000 CVS Corp. ...............................................     3,718,400
                                                                    ------------
         FINANCIAL -- 22.19%
 289,125 American International Group.............................    22,551,750
 374,666 Citigroup, Inc. .........................................    15,173,973
 187,000 Morgan Stanley Dean Witter & Co. ........................     8,667,450
                                                                    ------------
                                                                      46,393,173
                                                                    ------------
         HEALTH CARE -- 21.40%
 118,000 Applied Biosystems Group--Applera Corp. .................     2,879,200
 174,000 +Genentech, Inc. ........................................     7,656,000
 366,200 Medtronic, Inc. .........................................    15,929,700
 455,850 Pfizer, Inc. ............................................    18,279,585
                                                                    ------------
                                                                      44,744,485
                                                                    ------------
         TECHNOLOGY -- 25.97%
 136,000 +BEA Systems, Inc. ......................................     1,302,880
 118,000 +Brocade Communications System...........................     1,654,360
 466,000 +Cisco Systems, Inc. ....................................     5,671,220
 433,000 +EMC Corp. ..............................................     5,087,750
 197,600 Intel Corp. .............................................     4,036,968
 209,900 +Microsoft Corp. ........................................    10,740,583
 515,800 Nokia Oyj, ADR...........................................     8,072,270
 365,600 +Solectron Corp. ........................................     4,259,240
 442,000 +Sun Microsystems, Inc. .................................     3,650,920
 172,000 Texas Instruments, Inc. .................................     4,296,560
 132,000 +VeriSign, Inc. .........................................     5,529,480
                                                                    ------------
                                                                      54,302,231
                                                                    ------------
         UTILITIES -- 2.12%
 107,000 +AES Corp. ..............................................     1,371,740
 112,000 Enron Corp. .............................................     3,049,760
                                                                    ------------
                                                                       4,421,500
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost $284,921,041)......................................   209,171,723
                                                                    ------------

 Principal                                                            Value
  Amount                                                             (Note 1)
 ---------                                                         ------------
 REPURCHASE AGREEMENT -- 0.32%
 $659,000  #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
           dated 09/28/01, due 10/01/01, to be repurchased at
           $659,157 (Cost $659,000)..............................  $    659,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $285,580,041*)...................................... 100.37% $209,830,723
OTHER ASSETS AND
LIABILITIES (NET).........................................  (0.37)     (770,196)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $209,060,527
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds Trust
Portfolio of Investments September 30, 2001 (Unaudited)
Optimum Growth Fund




                                                                        Value
 Shares                                                                (Note 1)
 ------                                                              -----------
 COMMON STOCKS -- 93.40%
        CAPITAL GOODS -- 5.90%
 67,800 General Electric Co. ......................................  $ 2,522,160
                                                                     -----------
        CONSUMER CYCLICAL -- 20.29%
 66,800 +AOL Time Warner, Inc. ....................................    2,211,080
  2,900 +Best Buy Co., Inc. .......................................      131,805
 25,000 +Clear Channel Communications..............................      993,750
  5,000 Family Dollar Stores.......................................      137,600
 33,700 Harley-Davidson, Inc. .....................................    1,364,850
 61,500 Home Depot, Inc. ..........................................    2,359,755
 11,000 Omnicom Group..............................................      713,900
 15,400 Wal-Mart Stores, Inc. .....................................      762,300
                                                                     -----------
                                                                       8,675,040
                                                                     -----------
        CONSUMER STAPLES -- 2.46%
  2,200 Coca-Cola Co. .............................................      103,070
 15,000 CVS Corp. .................................................      498,000
  3,000 McCormick & Co., Inc. .....................................      137,400
  3,500 Pepsi Bottling Group, Inc. ................................      161,245
  6,000 Sysco Corp. ...............................................      153,240
                                                                     -----------
                                                                       1,052,955
                                                                     -----------
        ENERGY -- 0.59%
  5,000 Mitchell Energy & Development Corp., Class A...............      250,600
                                                                     -----------
        FINANCIAL -- 13.46%
 30,750 American International Group...............................    2,398,500
 60,000 Citigroup, Inc. ...........................................    2,430,000
 20,000 Morgan Stanley Dean Witter & Co. ..........................      927,000
                                                                     -----------
                                                                       5,755,500
                                                                     -----------
        HEALTH CARE -- 26.84%
  4,000 Abbott Laboratories........................................      207,400
  2,500 +AdvancePCS................................................      179,350
  8,900 American Home Products Corp. ..............................      518,425
  2,300 +AmerisourceBergen Corp. ..................................      163,185
  8,000 +Amgen, Inc. ..............................................      470,160
 13,500 Applied Biosystems Group--Applera Corp. ...................      329,400
  7,000 Bristol-Myers Squibb Co. ..................................      388,920
  3,000 Cardinal Health, Inc. .....................................      221,850
  7,000 +Community Health Systems, Inc. ...........................      208,180
  4,400 Eli Lilly & Co. ...........................................      355,080
  3,000 +Forest Laboratories.......................................      216,420
 19,300 +Genentech, Inc. ..........................................      849,200
 13,000 Johnson & Johnson Co. .....................................      720,200
  5,000 +King Pharmaceuticals, Inc. ...............................      209,750
  6,000 +Lincare Holdings, Inc. ...................................      158,640
 57,210 Medtronic, Inc. ...........................................    2,488,635
  8,400 Merck & Co., Inc. .........................................      559,440
 65,000 Pfizer, Inc. ..............................................    2,606,500
  5,000 Pharmacia Corp. ...........................................      202,800
 11,400 Schering-Plough Corp. .....................................      422,940
                                                                     -----------
                                                                      11,476,475
                                                                     -----------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                              -----------
 COMMON STOCKS -- (continued)
        TECHNOLOGY -- 22.42%
  7,800 +Altera Corp. .............................................  $   127,764
  5,500 +Analog Devices, Inc. .....................................      179,850
 19,000 +BEA Systems, Inc. ........................................      182,020
 13,700 +Brocade Communications System.............................      192,074
 10,900 +Ceridian Corp. ...........................................      158,050
 79,200 +Cisco Systems, Inc. ......................................      963,864
  7,600 Computer Associates International, Inc. ...................      195,624
 23,200 +Dell Computer Corp. ......................................      429,896
 71,300 +EMC Corp. ................................................      837,775
 42,000 Intel Corp. ...............................................      858,060
  8,200 International Business Machines Corp. .....................      756,860
  3,700 Linear Technology Corp. ...................................      121,323
  3,200 +Maxim Integrated Products.................................      111,520
 23,000 +Microsoft Corp. ..........................................    1,176,910
  6,300 +National Semiconductor Corp. .............................      138,915
 64,000 Nokia Oyj, ADR.............................................    1,001,600
  5,700 +Qualcomm, Inc. ...........................................      270,921
 32,500 +Solectron Corp. ..........................................      378,625
 60,000 +Sun Microsystems, Inc. ...................................      495,600
 21,000 Texas Instruments, Inc. ...................................      524,580
 11,600 +VeriSign, Inc. ...........................................      485,924
                                                                     -----------
                                                                       9,587,755
                                                                     -----------
        UTILITIES -- 1.44%
 14,000 +AES Corp. ................................................      179,480
 16,000 Enron Corp. ...............................................      435,680
                                                                     -----------
                                                                         615,160
                                                                     -----------
        TOTAL COMMON STOCKS
        (Cost $40,599,813).........................................   39,935,645
                                                                     -----------

 Principal
   Amount
 ----------
 REPURCHASE AGREEMENTS -- 7.02%
 $3,005,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
            dated 09/28/01, due 10/01/01, to be repurchased at
            $3,005,714
            (Cost $3,005,000).....................................    3,005,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $43,604,813*)........................................ 100.42% $42,940,645
OTHER ASSETS AND LIABILITIES (NET).........................  (0.42)    (181,170)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $42,759,475
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Small Cap Fund




                                                                        Value
 Shares                                                               (Note 1)
 -------                                                             -----------
 COMMON STOCKS -- 86.74%
         CAPITAL GOODS -- 10.48%
  70,000 +DRS Technologies, Inc...................................   $ 2,432,500
  40,000 +Mettler Toledo International, Inc.......................     1,685,600
  30,000 Precision Castparts Corp.................................       666,000
  40,000 Teleflex, Inc............................................     1,495,600
 100,000 Thomas & Betts Corp......................................     1,748,000
                                                                     -----------
                                                                       8,027,700
                                                                     -----------
         CONSUMER CYCLICAL -- 9.55%
  75,000 Brunswick Corp...........................................     1,235,250
  75,000 Callaway Golf Co.........................................       960,000
  50,000 +Christopher & Banks Corp................................     1,503,500
  70,000 Elcor Corp. .............................................     1,507,100
 120,000 +Navigant Consulting, Inc................................       445,200
  25,000 +Right Management Consultants............................       769,750
 100,000 +Tommy Hilfiger Corp.....................................       895,000
                                                                     -----------
                                                                       7,315,800
                                                                     -----------
         CONSUMER STAPLES -- 4.67%
  50,000 +Hain Celestial Group, Inc...............................       915,000
  85,380 +Whole Foods Market, Inc.................................     2,663,856
                                                                     -----------
                                                                       3,578,856
                                                                     -----------
         ENERGY -- 9.36%
  80,000 Helmerich & Payne, Inc. .................................     2,088,000
 150,000 +Input/Output, Inc. .....................................     1,227,000
 100,000 Ocean Energy, Inc. ......................................     1,630,000
  90,750 +Patterson-UTI Energy, Inc. .............................     1,118,947
  41,500 Tidewater, Inc. .........................................     1,107,635
                                                                     -----------
                                                                       7,171,582
                                                                     -----------
         FINANCIAL -- 16.70%
  40,000 Community First Bankshares...............................       960,000
  30,000 Cullen/Frost Bankers, Inc................................       808,500
  40,000 Fulton Financial Corp....................................       893,600
 200,000 +Knight Trading Group, Inc...............................     1,542,000
 100,000 +LaBranche & Co., Inc. ..................................     2,220,000
     800 Park National Corp. .....................................        77,400
  20,000 RenaissanceRe Holdings Ltd...............................     1,778,200
  60,000 Valley National Bancorp..................................     1,785,000
  30,000 Waypoint Financial Corp..................................       396,600
   7,000 White Mountains Insurance Group Ltd. ....................     2,331,000
                                                                     -----------
                                                                      12,792,300
                                                                     -----------
         HEALTH CARE -- 11.38%
 150,000 +Dendrite International, Inc. ...........................     1,185,000
 130,000 +Durect Corp.............................................     1,236,300
  75,000 +Kensey Nash Corp........................................     1,425,000
  10,000 +Protein Design Labs, Inc................................       472,300
  40,000 +Province Healthcare Co..................................     1,468,400
 125,000 +Quintiles Transnational Corp............................     1,825,000
  55,100 +Ventana Medical Systems.................................     1,099,245
                                                                     -----------
                                                                       8,711,245
                                                                     -----------
         INDUSTRIAL/BASIC -- 1.38%
  20,000 +Simpson Manufacturing Co., Inc..........................     1,060,000
                                                                     -----------

                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                          ----------
 COMMON STOCKS -- (continued)
            RAW/INTERMEDIATE MATERIALS -- 3.15%
    100,000 Millennium Chemicals, Inc.............................   $1,049,000
     33,750 Olin Corp. ...........................................      496,125
     75,000 Wellman, Inc..........................................      866,250
                                                                     ----------
                                                                      2,411,375
                                                                     ----------
            REAL ESTATE -- 5.15%
    125,000 Brandywine Realty Trust...............................    2,666,250
     50,000 Healthcare Realty Trust, Inc..........................    1,275,000
                                                                     ----------
                                                                      3,941,250
                                                                     ----------
            TECHNOLOGY -- 11.67%
    100,000 +Commscope, Inc.......................................    1,787,000
    100,000 +Globespan, Inc.......................................      904,000
    100,000 Inter-Tel, Inc........................................    1,146,000
    100,000 +Kulicke & Soffa Industries...........................    1,086,000
     27,000 National Data Corp....................................      972,000
    100,000 Technitrol, Inc.......................................    2,230,000
          1 Timberline Software Corp..............................            5
    100,000 +Ulticom, Inc. .......................................      814,000
                                                                     ----------
                                                                      8,939,005
                                                                     ----------
            UTILITIES -- 3.25%
     50,000 +Orion Power Holdings, Inc............................    1,275,000
     48,000 Public Service Co. of New Mexico......................    1,210,080
                                                                     ----------
                                                                      2,485,080
                                                                     ----------
            TOTAL COMMON STOCKS
            (Cost $70,996,320)....................................   66,434,193
                                                                     ----------
 OTHER INVESTMENTS -- 7.21%
     60,000 iShares Russell 2000 Growth Index Fund................    2,727,000
     25,000 iShares Russell 2000 Value Index Fund.................    2,796,250
                                                                     ----------
            (Cost $6,552,680).....................................    5,523,250
                                                                     ----------
 Principal
   Amount
 ----------
 REPURCHASE AGREEMENTS -- 6.57%
 $5,029,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
            dated 09/28/01, due 10/01/01, to be repurchased at
            $5,030,194 (Cost $5,029,000)..........................    5,029,000
                                                                     ----------

TOTAL INVESTMENTS
(Cost $82,578,000*)........................................ 100.52% $76,986,443
OTHER ASSETS AND
LIABILITIES (NET)..........................................  (0.52)    (400,077)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $76,586,366
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Value and Restructuring Fund




                                                                      Value
  Shares                                                             (Note 1)
  ------                                                          --------------

 COMMON STOCKS -- 99.34%
           CAPITAL GOODS -- 3.22%
 1,050,000 Goodrich Corp. ......................................  $   20,454,000
   700,000 Honeywell International, Inc. .......................      18,480,000
   450,000 United Technologies Corp. ...........................      20,925,000
                                                                  --------------
                                                                      59,859,000
                                                                  --------------
           COMMUNICATION SERVICES -- 0.54%
 1,550,000 +Global Crossing Ltd. ...............................       2,790,000
   850,000 +Nextel Communications, Inc., Class A................       7,301,500
                                                                  --------------
                                                                      10,091,500
                                                                  --------------
           CONSUMER CYCLICAL -- 19.22%
   650,000 +Adelphia Communications, Class A....................      14,430,000
   700,000 +AOL Time Warner, Inc. ..............................      23,170,000
 1,250,000 Black & Decker Corp. ................................      39,000,000
   950,000 Centex Corp. ........................................      32,043,500
 1,400,000 +Charter Communications, Inc., Class A...............      17,346,000
   825,000 Deluxe Corp. ........................................      28,495,500
   540,000 +Edison Schools, Inc. ...............................       8,154,000
 1,300,000 Ford Motor Co. ......................................      22,555,000
   760,000 Harman International Industries, Inc. ...............      25,460,000
 2,400,000 +Liberty Media Corp., Class A........................      30,480,000
 1,000,000 News Corp., Ltd., ADR................................      21,290,000
   800,000 TJX Companies, Inc. .................................      26,320,000
    10,000 +Viacom, Inc., Class A...............................         349,500
   840,000 +Viacom, Inc., Class B...............................      28,980,000
   900,000 Viad Corp. ..........................................      17,262,000
   850,000 +Zale Corp. .........................................      22,508,000
                                                                  --------------
                                                                     357,843,500
                                                                  --------------
           CONSUMER STAPLES -- 8.32%
   825,000 Avon Products, Inc. .................................      38,156,250
   950,000 Conagra, Inc. .......................................      21,327,500
 1,400,000 +Kraft Foods, Inc., Class A..........................      48,118,000
   750,000 +Suiza Foods Corp. ..................................      47,355,000
                                                                  --------------
                                                                     154,956,750
                                                                  --------------
           ENERGY -- 4.18%
   425,000 Burlington Resources, Inc. ..........................      14,539,250
   850,000 Conoco, Inc., Class B................................      21,539,000
   600,000 Noble Affiliates, Inc. ..............................      18,594,000
 1,425,000 Ocean Energy, Inc. ..................................      23,227,500
                                                                  --------------
                                                                      77,899,750
                                                                  --------------
           FINANCIAL -- 20.92%
   698,000 Amvescap plc, ADR....................................      15,356,000
   949,996 Citigroup, Inc. .....................................      38,474,838
   250,000 Fannie Mae...........................................      20,015,000
   775,000 Golden State Bancorp, Inc. ..........................      23,560,000
 1,000,000 JP Morgan Chase & Co. ...............................      34,150,000
   450,000 Lehman Brothers Holdings, Inc. ......................      25,582,500

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                          --------------

 COMMON STOCKS -- (continued)
           FINANCIAL -- (continued)
   525,000 Loews Corp. .........................................  $   24,297,000
   750,000 Mellon Financial Corp. ..............................      24,247,500
   725,000 Metlife, Inc. .......................................      21,532,500
   575,000 Morgan Stanley Dean Witter & Co. ....................      26,651,250
   502,100 +Phoenix Cos., Inc. .................................       7,255,345
   475,000 PNC Financial Services Group, Inc. ..................      27,193,750
 1,199,800 Stilwell Financial, Inc. ............................      23,396,100
   360,000 USA Education, Inc. .................................      29,847,600
   500,000 Washington Mutual, Inc. .............................      19,240,000
   381,000 Waypoint Financial Corp. ............................       5,036,820
   300,000 XL Capital Ltd., Class A.............................      23,700,000
                                                                  --------------
                                                                     389,536,203
                                                                  --------------
           HEALTH CARE -- 8.90%
   575,000 American Home Products Corp. ........................      33,493,750
   750,000 +AmerisourceBergen Corp. ............................      53,212,500
   600,000 Bristol-Myers Squibb Co. ............................      33,336,000
   650,000 Cambrex Corp. .......................................      21,794,500
   950,000 IMS Health, Inc. ....................................      23,797,500
                                                                  --------------
                                                                     165,634,250
                                                                  --------------
           INDUSTRIAL/BASIC -- 1.45%
 1,558,500 +United Rentals, Inc. ...............................      27,024,390
                                                                  --------------
           RAW/INTERMEDIATE
            MATERIALS -- 6.36%
   825,000 Georgia-Pacific Group................................      23,751,750
   825,000 Lafarge North America, Inc. .........................      27,555,000
 1,300,000 Nova Chemicals Corp. ................................      21,229,000
   500,000 PPG Industries, Inc. ................................      22,875,000
   700,000 Rohm & Haas Co. .....................................      22,932,000
                                                                  --------------
                                                                     118,342,750
                                                                  --------------
           TECHNOLOGY -- 18.21%
 2,900,000 +Agere Systems, Inc., Class A........................      11,977,000
 1,150,000 +Commscope, Inc. ....................................      20,550,500
 1,300,000 Harris Corp. ........................................      41,366,000
 1,898,006 +Hughes Electronics Corp., Class H...................      25,300,420
   400,000 International Business Machines Corp. ...............      36,920,000
   875,000 Koninklijke Philips Electronics NV, ADR..............      16,887,500
 1,250,000 Nokia Oyj, ADR.......................................      19,562,500
 1,100,000 +Plantronics, Inc. ..................................      18,755,000
   425,000 +Qualcomm, Inc. .....................................      20,200,250
 1,269,971 +Sensormatic Electronics Corp. ......................      29,945,910
 1,175,000 Texas Instruments, Inc. .............................      29,351,500
 1,900,000 +Unisys Corp. .......................................      16,454,000
 1,800,000 +Vishay Intertechnology, Inc. .......................      33,120,000
 2,400,000 Xerox Corp. .........................................      18,600,000
                                                                  --------------
                                                                     338,990,580
                                                                  --------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Value and Restructuring Fund -- (continued)




                                                                      Value
  Shares                                                             (Note 1)
  ------                                                          --------------

 COMMON STOCKS -- (continued)
           TRANSPORTATION -- 4.31%
   850,000 +AMR Corp. .........................................   $   16,269,000
 1,325,000 Ryder System, Inc. .................................       26,486,750
   800,000 Union Pacific Corp. ................................       37,520,000
                                                                  --------------
                                                                      80,275,750
                                                                  --------------
           UTILITIES -- 3.71%
   675,000 Duke Energy Corp. ..................................       25,548,750
   550,000 Dynegy, Inc., Class A...............................       19,057,500
   575,000 Public Service Enterprise Group, Inc. ..............       24,466,250
                                                                  --------------
                                                                      69,072,500
                                                                  --------------
           TOTAL COMMON STOCKS (Cost $1,835,052,241)...........    1,849,526,923
                                                                  --------------
 CONVERTIBLE PREFERRED STOCKS--0.43%
           TECHNOLOGY -- 0.43%
   260,000 ++Sensormatic Electronics Corp., Preferred Exchange,
           6.50%
           (Cost $6,570,695)...................................        7,930,000
                                                                  --------------

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                        --------------

 REPURCHASE AGREEMENTS --
  0.27%
 $4,948,000 #JP Morgan Chase & Co., Repurchase
            Agreement, 2.85% , dated 09/28/01, due
            10/01/01, to be repurchased at $4,949,175
            (Cost $4,948,000)..................................  $    4,948,000
                                                                 --------------

TOTAL INVESTMENTS
(Cost $1,846,570,936*).................................. 100.04% $1,862,404,923
OTHER ASSETS AND LIABILITIES (NET)......................  (0.04)       (678,721)
                                                         ------  --------------
NET ASSETS.............................................. 100.00% $1,861,726,202
                                                         ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $7,930,000 or 0.43% of net assets.
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds Trust
Portfolio of Investments September 30, 2001 (Unaudited)
Mid Cap Value Fund




                                                               Value
 Shares                                                       (Note 1)
 -------                                                     -----------

 COMMON STOCKS -- 95.02%
         CAPITAL GOODS -- 12.98%
  65,000 Goodrich Corp. ...................................  $ 1,266,200
  95,000 Pittston Brink's Group............................    1,719,500
  33,000 +Sealed Air Corp. ................................    1,204,170
  90,000 Tredegar Corp. ...................................    1,530,000
  55,000 York International Corp. .........................    1,575,200
                                                             -----------
                                                               7,295,070
                                                             -----------
         COMMUNICATION SERVICES -- 0.09%
     130 +WorldCom, Inc.--MCI Group........................        1,979
   3,268 +WorldCom, Inc.--WorldCom Group...................       49,085
                                                             -----------
                                                                  51,064
                                                             -----------
         CONSUMER CYCLICAL -- 31.15%
  80,000 +Adelphia Communications, Class A.................    1,776,000
  55,000 Black & Decker Corp. .............................    1,716,000
  41,000 Blyth, Inc. ......................................      815,490
  50,000 Centex Corp. .....................................    1,686,500
  60,000 +Duane Reade, Inc. ...............................    1,800,000
  54,000 Polaris Industries, Inc. .........................    2,072,520
  90,000 Sherwin-Williams Co. .............................    1,999,800
  70,000 TJX Companies, Inc. ..............................    2,303,000
  90,000 +USA Networks, Inc. ..............................    1,618,200
  65,000 +Zale Corp. ......................................    1,721,200
                                                             -----------
                                                              17,508,710
                                                             -----------
         CONSUMER STAPLES -- 3.59%
  32,000 +Suiza Foods Corp. ...............................    2,020,480
                                                             -----------
         ENERGY -- 7.26%
  35,000 Noble Affiliates, Inc. ...........................    1,084,650
  56,000 Occidental Petroleum Corp. .......................    1,363,040
 100,000 Ocean Energy, Inc. ...............................    1,630,000
                                                             -----------
                                                               4,077,690
                                                             -----------
         FINANCIAL -- 12.27%
  35,000 Lehman Brothers Holdings, Inc. ...................    1,989,750
  45,000 +Phoenix Companies, Inc. .........................      650,250
  90,000 Sovereign Bancorp, Inc. ..........................      855,000
  22,000 USA Education, Inc. ..............................    1,824,020
  20,000 XL Capital Ltd., Class A..........................    1,580,000
                                                             -----------
                                                               6,899,020
                                                             -----------
         HEALTH CARE -- 2.23%
  50,000 IMS Health, Inc. .................................    1,252,500
                                                             -----------
         INDUSTRIAL/BASIC -- 1.23%
  40,000 +United Rentals, Inc. ............................      693,600
                                                             -----------

                                                                      Value
   Shares                                                            (Note 1)
 ----------                                                         -----------

 COMMON STOCKS -- (continued)
            RAW/INTERMEDIATE
             MATERIALS -- 7.81%
     90,000 Aracruz Celulose SA, ADR..............................  $ 1,336,500
     55,000 Georgia-Pacific Group.................................    1,583,450
     90,000 Nova Chemicals Corp. .................................    1,469,700
                                                                    -----------
                                                                      4,389,650
                                                                    -----------
            TECHNOLOGY -- 10.95%
     70,000 +BMC Software, Inc. ..................................      889,000
     70,000 Harris Corp. .........................................    2,227,400
     50,000 +Hughes Electronics Corp., Class H....................      666,500
     45,000 +National Semiconductor Corp. ........................      992,250
     75,000 +Vishay Intertechnology, Inc. ........................    1,380,000
                                                                    -----------
                                                                      6,155,150
                                                                    -----------
            UTILITIES -- 5.46%
     40,000 Public Service Enterprise Group, Inc. ................    1,702,000
     50,000 Williams Cos., Inc. ..................................    1,365,000
                                                                    -----------
                                                                      3,067,000
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $54,160,230)....................................   53,409,934
                                                                    -----------
 Principal
   Amount
 ----------
 REPURCHASE AGREEMENTS -- 7.80%
 $4,382,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
            dated 09/28/01, due 10/01/01, to be repurchased at
            $4,383,041 (Cost $4,382,000)..........................    4,382,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $58,542,230*)........................................ 102.82% $57,791,934
OTHER ASSETS AND
LIABILITIES (NET)..........................................  (2.82)  (1,586,524)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $56,205,410
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book pourposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Energy and Natural Resources Fund




                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------
 COMMON STOCKS -- 92.11%
            ENERGY -- 67.16%
     49,200 Anadarko Petroleum Corp. .............................  $  2,365,536
     70,000 Baker Hughes, Inc. ...................................     2,026,500
     92,140 BP plc, ADR...........................................     4,530,524
     47,000 Chevron Corp. ........................................     3,983,250
     80,000 +Chiles Offshore, Inc. ...............................     1,616,000
    155,000 Conoco, Inc., Class B.................................     3,927,700
     30,000 +Cooper Cameron Corp. ................................       984,000
     80,000 EOG Resources, Inc. ..................................     2,314,400
    168,524 Exxon Mobil Corp. ....................................     6,639,846
    130,000 +Global Industries Ltd. ..............................       702,000
    250,000 +Grey Wolf, Inc. .....................................       450,000
     80,000 Massey Energy Co. ....................................     1,172,000
     45,000 +Nabors Industries, Inc. .............................       943,650
    100,000 Newmont Mining Corp. .................................     2,360,000
     50,000 +Noble Drilling Corp. ................................     1,200,000
     60,000 Occidental Petroleum Corp. ...........................     1,460,400
    191,630 Ocean Energy, Inc. ...................................     3,123,569
    150,000 Pennzoil-Quaker State Co. ............................     1,677,000
     50,000 +Petroquest Energy, Inc. .............................       251,000
     65,000 Phillips Petroleum Co. ...............................     3,506,100
     25,000 +Pioneer Natural Resources Co. .......................       355,750
     84,000 Royal Dutch Petroleum Co. ............................     4,221,000
     24,000 Schlumberger Ltd. ....................................     1,096,800
     50,000 +Stillwater Mining Co. ...............................     1,006,000
     75,000 Suncor Energy, Inc. ..................................     2,091,000
     30,000 Sunoco, Inc. .........................................     1,068,000
     40,000 Texaco, Inc. .........................................     2,600,000
     40,000 TotalFinaElf SA, ADR..................................     2,702,000
     52,146 Transocean Sedco Forex, Inc. .........................     1,376,654
     65,000 Unocal Corp. .........................................     2,112,500
    100,000 USX-Marathon Group, Inc. .............................     2,675,000
     50,000 Vintage Petroleum, Inc. ..............................       792,500
     50,000 +Westport Resources Corp. ............................       735,000
     60,000 +W-H Energy Services, Inc. ...........................       840,000
     76,250 XTO Energy, Inc. .....................................     1,063,687
                                                                    ------------
                                                                      69,969,366
                                                                    ------------
            HEALTH CARE -- 2.17%
     50,000 Sigma-Aldrich.........................................     2,260,000
                                                                    ------------
            RAW/INTERMEDIATE
            MATERIALS -- 10.90%
     25,000 Alcoa, Inc. ..........................................       775,250
     25,000 Bowater, Inc. ........................................     1,100,500
     80,000 Dow Chemical Co. .....................................     2,620,800
     80,000 Georgia-Pacific Group.................................     2,303,200
    200,000 +Methanex Corp. ......................................       964,000
     50,000 Rohm & Haas Co. ......................................     1,638,000
     40,000 Weyerhaeuser Co. .....................................     1,948,400
                                                                    ------------
                                                                      11,350,150
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
 ----------                                                          -----------
 COMMON STOCKS -- (continued)
            UTILITIES -- 11.88%
     60,000 +AES Corp. ............................................  $   769,200
     50,000 Dominion Resources, Inc. ..............................    2,967,500
     70,000 Duke Energy Corp. .....................................    2,649,500
     50,000 EL Paso Corp. .........................................    2,077,500
     80,000 FirstEnergy Corp. .....................................    2,876,000
     40,000 Western Gas Resources, Inc. ...........................    1,041,200
                                                                     -----------
                                                                      12,380,900
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $99,760,379).....................................   95,960,416
                                                                     -----------

 Principal
   Amount
 ----------
 REPURCHASE AGREEMENTS -- 8.50%
 $8,859,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
            dated 09/28/01, due 10/01/01, to be repurchased at
            $8,861,104
            (Cost $8,859,000)....................................     8,859,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $108,619,379*)...................................... 100.61% $104,819,416
OTHER ASSETS AND
LIABILITIES (NET).........................................  (0.61)     (634,303)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $104,185,113
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Real Estate Fund




                                                                        Value
 Shares                                                                (Note 1)
 -------                                                             -----------
 COMMON STOCKS -- 94.44%
         REAL ESTATE -- 92.79%
  70,000 AMB Property Corp. ......................................   $ 1,715,000
  50,000 America First Mortgage Investments, Inc. ................       442,500
  35,000 Apartment Investment & Management Co., Class A...........     1,584,100
  70,000 Archstone Communities Trust..............................     1,827,000
  26,684 AvalonBay Communities, Inc. .............................     1,274,161
  70,000 Bedford Property Investors...............................     1,416,800
  55,000 Boston Properties, Inc. .................................     2,097,150
  75,000 Brandywine Realty Trust..................................     1,599,750
  90,000 Cabot Industrial Trust...................................     1,845,000
  90,000 +Catellus Development Corp. .............................     1,573,200
  50,000 Chateau Communities, Inc. ...............................     1,472,500
  65,000 Cousins Properties, Inc. ................................     1,608,750
  60,000 Duke Realty Corp. .......................................     1,421,400
 122,620 Equity Office Properties Trust...........................     3,923,840
  30,860 Equity Residential Properties Trust......................     1,802,224
  20,000 Forest City Enterprises, Inc., Class A...................       960,000
  45,000 General Growth Properties, Inc. .........................     1,564,650
  25,000 Health Care Property Investors, Inc. ....................       961,250
  20,000 Healthcare Realty Trust, Inc. ...........................       510,000
  60,000 Home Properties of New York, Inc. .......................     1,898,400
  55,000 Hospitality Properties Trust.............................     1,324,400
 123,800 Host Marriott Corp. .....................................       872,790
  40,000 KIMCO Realty Corp. ......................................     1,942,000
  60,000 Liberty Property Trust...................................     1,721,400
  65,000 Pan Pacific Retail Properties, Inc. .....................     1,712,750
  40,000 Post Properties, Inc. ...................................     1,483,200
  65,000 Prentiss Properties Trust................................     1,787,500
  75,000 Prologis Trust...........................................     1,582,500
  56,200 Public Storage, Inc. ....................................     1,877,080
  63,000 Simon Property Group, Inc. ..............................     1,695,330
  50,000 Universal Health Realty Income...........................     1,235,000
  50,000 Vornado Realty Trust.....................................     1,985,000
  39,500 Weingarten Realty Investors..............................     1,919,700
                                                                     -----------
                                                                      52,636,325
                                                                     -----------
         TRANSPORTATION -- 1.65%
  40,000 Alexander & Baldwin, Inc. ...............................       935,200
                                                                     -----------
         TOTAL COMMON STOCK
         (Cost $50,195,793).......................................    53,571,525
                                                                     -----------

                                                                        Value
 Shares                                                                (Note 1)
 -------                                                             -----------
 REPURCHASE AGREEMENTS -- 6.75%
 $3,828,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
            dated 09/28/01, due 10/01/01, to be repurchased at
            $3,828,909
            (Cost $3,828,000).....................................  $ 3,828,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $54,023,793*)........................................ 101.19% $57,399,525
OTHER ASSETS AND
LIABILITIES (NET)..........................................  (1.19)    (675,931)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $56,723,594
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Technology Fund




                                                                        Value
 Shares                                                                (Note 1)
 ------                                                               ----------
 COMMON STOCKS -- 94.25%
        COMMUNICATION SERVICES -- 3.90%
 31,750 Qwest Communications International, Inc. ...................  $  530,225
                                                                      ----------
        CONSUMER CYCLICAL -- 8.88%
 36,500 +AOL Time Warner, Inc. .....................................   1,208,150
                                                                      ----------
        HEALTH CARE -- 9.68%
 25,000 Applied Biosystems Group -- Applera Corp. ..................     610,000
 13,000 +Genentech, Inc. ...........................................     572,000
  4,400 +Human Genome Sciences, Inc. ...............................     135,740
                                                                      ----------
                                                                       1,317,740
                                                                      ----------
        TECHNOLOGY -- 71.79%
        ENTERPRISE SOFTWARE -- 11.04%
 30,200 +BEA Systems, Inc. .........................................     289,316
 44,000 +Oracle Corp. ..............................................     553,520
 26,000 +Siebel Systems, Inc. ......................................     338,260
 17,400 +Veritas Software Corp. ....................................     320,682
                                                                      ----------
                                                                       1,501,778
                                                                      ----------
        SEMICONDUCTORS & COMPONENTS -- 15.00%
 32,900 +Broadcom Corp., Class A....................................     667,541
  6,800 Intel Corp. ................................................     138,924
 26,100 +PMC -- Sierra, Inc. .......................................     268,569
 38,650 Texas Instruments, Inc. ....................................     965,477
                                                                      ----------
                                                                       2,040,511
                                                                      ----------
        PERIPHERALS -- 6.51%
 25,200 +Brocade Communications System..............................     353,304
 45,350 +EMC Corp. .................................................     532,862
                                                                      ----------
                                                                         886,166
                                                                      ----------
        ENERGY TECHNOLOGY -- 1.10%
 25,000 +Capstone Turbine Corp. ....................................     149,750
                                                                      ----------
        E-COMMERCE -- 7.67%
 18,000 +Check Point Software Technologies..........................     396,360
 15,450 +VeriSign, Inc. ............................................     647,201
                                                                      ----------
                                                                       1,043,561
                                                                      ----------

                                                                      Value
  Shares                                                             (Note 1)
 ---------                                                         -----------
 COMMON STOCKS -- (continued)
           COMMUNICATIONS EQUIPMENT -- 18.57%
   20,600  +CIENA Corp. .........................................  $   211,768
   67,250  +Cisco Systems, Inc. .................................      818,432
   24,000  +Juniper Networks, Inc. ..............................      232,800
   50,550  Nokia Oyj, ADR........................................      791,107
    9,950  +Qualcomm, Inc. ......................................      472,924
                                                                   -----------
                                                                     2,527,031
                                                                   -----------
           CONSUMER & MULTI MEDIA
           SOFTWARE -- 5.04%
   13,400  +Microsoft Corp. .....................................      685,678
                                                                   -----------
           CONTRACT MANUFACTURING -- 3.91%
   45,650  +Solectron Corp. .....................................      531,823
                                                                   -----------
           SYSTEMS -- 2.95%
   48,600  +Sun Microsystems, Inc. ..............................      401,436
                                                                   -----------
           Total Technology......................................    9,767,734
                                                                   -----------
           TOTAL COMMON STOCKS
           (Cost $36,143,396)....................................   12,823,849
                                                                   -----------
 Principal
  Amount
 ---------
 REPURCHASE AGREEMENTS -- 5.58%
 $759,000  #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
           dated 09/28/01, due 10/01/01, to be repurchased at
           $759,180 (Cost $759,000)..............................      759,000
                                                                   -----------

TOTAL INVESTMENTS
(Cost $36,902,396*)........................................  99.83% $13,582,849
OTHER ASSETS AND LIABILITIES (NET).........................   0.17       23,071
                                                            ------  -----------
NET ASSETS................................................. 100.00% $13,605,920
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Biotechnology Fund




                                                                        Value
 Shares                                                                (Note 1)
 -------                                                             -----------
 COMMON STOCKS -- 90.91%
         HEALTH CARE -- 90.91%
  24,000 Abbott Laboratories.......................................  $ 1,244,400
  31,200 +Abgenix, Inc.............................................      707,928
  37,100 +Alexion Pharmaceuticals, Inc.............................      632,184
  34,900 +Alkermes, Inc............................................      683,342
  86,400 +Allos Therapeutics.......................................      428,544
  31,200 Applied Biosystems Group -- Applera Corp..................      761,280
  55,100 +Arena Pharmaceuticals, Inc...............................      605,549
  65,800 +Arqule, Inc..............................................      687,610
  38,400 +Aviron...................................................      952,320
  37,300 +Celera Genomics Group -- Applera Corp....................      898,930
  44,600 +CuraGen Corp.............................................      860,334
  39,600 +CV Therapeutics, Inc.....................................    1,538,460
  72,100 +Exelixis, Inc............................................      811,125
  78,700 +Genaissance Pharmaceuticals..............................      299,060
  43,200 +Genentech, Inc...........................................    1,900,800
  26,200 +Gilead Sciences, Inc.....................................    1,471,392
  37,900 +Human Genome Sciences, Inc...............................    1,169,215
  25,900 +InterMune, Inc...........................................      990,416
 128,700 +Lexicon Genetics, Inc....................................      976,833
  70,100 +Medarex, Inc.............................................    1,051,500
  48,600 +Millennium Pharmaceuticals, Inc..........................      863,136
  25,200 +Myriad Genetics, Inc.....................................      765,828
  32,400 +NPS Pharmaceuticals, Inc.................................    1,008,612
  26,000 Pfizer, Inc...............................................    1,042,600
  23,000 Pharmacia Corp............................................      932,880
  40,000 +Praecis Pharmaceuticals, Inc.............................      148,000
  19,100 +Protein Design Labs, Inc.................................      902,093
  33,500 +Vertex Pharmaceuticals, Inc..............................      598,645
                                                                     -----------
                                                                      24,933,016
                                                                     -----------
         TOTAL COMMON STOCKS
         (Cost $34,980,315)........................................   24,933,016
                                                                     -----------

 Principal                                                            Value
   Amount                                                           (Note 1)
 ----------                                                        -----------
 REPURCHASE AGREEMENTS -- 9.71%
 $2,663,000 #JP Morgan Chase & Co., Repurchase Agreement, 2.85%,
            ated 09/28/01, due 10/01/01, to be repurchased at
            $2,663,632 (Cost $2,663,000).........................  $ 2,663,000
                                                                   -----------

TOTAL INVESTMENTS --
(Cost $37,643,315*)........................................ 100.62% $27,596,016
OTHER ASSETS AND LIABILITIES (NET).........................  (0.62)    (169,445)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $27,426,571
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

                       See Notes to Financial Statements

                                EXCELSIOR FUNDS

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the "Trust"), formerly Excelsior Institutional Trust, is a business trust organized under the laws of the State of Delaware on May 11, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-ended diversified management investment companies.

  Excelsior Fund and the Trust currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund, Technology Fund, and Biotechnology Fund, Portfolios of Excelsior Fund and Optimum Growth Fund and Mid Cap Value Fund (formerly Value Equity Fund), Portfolios of the Trust (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolios adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements.

  With regard to Optimum Growth Fund and Mid Cap Value Fund, they offer two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (a) Portfolio valuation:

    Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

    Options Written: The Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

    At September 30, 2001, the Value and Restructuring Fund had the following transactions:

                                                             Number of
                                                             Contracts Premiums
   Written Option Transactions                               --------- --------
   Outstanding, beginning of period.........................      --   $     --
   Options written..........................................   2,000    557,361
   Options expired..........................................  (2,000)  (557,361)
                                                              ------   --------
   Outstanding, end of period...............................      --   $     --
                                                              ======   ========

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (c) Repurchase agreements:

    The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends equal to all or substantially all of each Portfolio's net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2001, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                               Expiration Date Expiration Date Expiration Date
                                  March 31,       March 31,       March 31,
                                    2007            2008            2009
                               --------------- --------------- ---------------
   Large Cap Growth Fund......            -      $ 8,374,000              -
   Small Cap Fund.............            -                -      $ 597,000
   Value and Restructuring
    Fund......................    $ 305,000       16,725,000              -
   Technology Fund............            -                -        556,000

    To the extent that such carryforwards are utilized, no capital gain distributions will be made.

    At September 30, 2001, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                    Tax Basis     Tax Basis     Net Unrealized
                                    Unrealized    Unrealized     Appreciation
                                   Appreciation (Depreciation)  (Depreciation)
                                   ------------ --------------  --------------
   Blended Equity Fund............ $244,937,742 $ (57,524,135)   $187,413,607
   Large Cap Growth Fund..........   33,416,680  (109,165,998)    (75,749,318)
   Optimum Growth Fund............   12,017,800   (12,681,968)       (664,168)
   Small Cap Fund.................    5,091,063   (10,682,620)     (5,591,557)
   Value and Restructuring Fund...  332,696,628  (316,862,641)     15,833,987
   Mid Cap Value Fund.............    6,774,928    (7,525,224)       (750,296)
   Energy and Natural Resources
    Fund..........................    7,579,165   (11,379,128)     (3,799,963)
   Real Estate Fund...............    5,106,193    (1,730,461)      3,375,732
   Technology Fund................       10,631   (23,330,178)    (23,319,547)
   Biotechnology Fund.............      915,985   (10,963,284)    (10,047,299)

  (f) Expense allocation:

    Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of average daily net assets of the first $1 billion of assets; 0.70% of the next $500 million of average daily net assets; and 0.65% of average daily net assets over $1.5 billion of the Blended Equity Fund, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.60% of the average daily net assets of the Small Cap Fund, Value and Restructuring Fund and Energy and Natural Resources Fund, 1.00% of the average daily net assets of the Real Estate Fund, Technology Fund and Biotechnology Fund, and 0.65% of the average daily net assets of each of the Optimum Growth Fund and Mid Cap Value Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as administrators for Excelsior Fund and the Trust pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. Effective June 4, 2001, and until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

Blended Equity Fund................................................... $248,596
Large Cap Growth Fund.................................................   93,551
Optimum Growth Fund...................................................   17,408
Small Cap Fund........................................................   30,117
Value and Restructuring Fund..........................................  700,532
Mid Cap Value Fund....................................................   18,486
Energy and Natural Resources Fund.....................................   40,576
Real Estate Fund......................................................   18,220
Technology Fund.......................................................    7,882
Biotechnology Fund....................................................    8,981

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:
1.05% for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Shares of Optimum Growth Fund and Shares of Mid Cap Value Fund; 1.20% for Real Estate Fund; 1.25% for Energy and Natural Resources Fund, Technology Fund and Biotechnology Fund; and .80% for Institutional Shares of Optimum Growth Fund and Value Equity Fund.

  For the six months ended September 30, 2001, pursuant to the above, U.S. Trust waived investment advisory fees as follows:

Blended Equity Fund................................................... $ 65,352
Optimum Growth Fund...................................................  101,947
Value and Restructuring Fund..........................................  231,702
Mid Cap Value Fund....................................................   46,894
Real Estate Fund......................................................    9,974
Technology Fund.......................................................    5,263
Biotechnology Fund....................................................    2,001

  Excelsior Fund and the Trust have entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $841,736 for the six months ended September 30, 2001. U.S. Trust has voluntarily agreed to waive investment advisory and administrative fees payable by each Portfolio in an amount equal to the administrative servicing fee expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001, U.S. Trust waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as follows:

Blended Equity Fund................................................... $294,806
Large Cap Growth Fund.................................................  107,669
Optimum Growth Fund...................................................    1,871
Small Cap Fund........................................................   74,058
Value and Restructuring Fund..........................................  263,895
Mid Cap Value Fund....................................................    3,473
Energy and Natural Resources Fund.....................................   50,712
Real Estate Fund......................................................   22,940
Technology Fund.......................................................    6,881
Biotechnology Fund....................................................   15,431

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund and the Trust. Each Portfolio's Shares are sold on a continuous basis by the Distributor.

  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund and Mid Cap Value Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Portfolio's outstanding shares. Effective August 1, 2001, until further notice, the Trust has voluntarily agreed to stop charging fees under the Distribution plan.

  Effective September 5, 2001, each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman receives an additional fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees. Prior to September 5, 2001, each Independent Director of Excelsior Fund received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee. Independent Trustees of the Trust received an annual fee of $4,000, plus a meeting fee of $250 for each meeting attended. The Chairman received an additional fee of $5,000. Each member of the Nominating Committee received an annual fee of $1,000 for services in connection with this committee. In addition, Directors and Trustees were reimbursed by Excelsior Fund and the Trust, respectively for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 2001, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                        Purchases      Sales
                                                       ------------ -----------
Blended Equity Fund................................... $ 48,675,758 $62,870,683
Large Cap Growth Fund.................................    6,132,067  12,719,486
Optimum Growth Fund...................................   10,640,007  16,398,133
Small Cap Fund........................................   78,559,277  81,744,177
Value and Restructuring Fund..........................  361,684,768  89,884,735
Mid Cap Value Fund....................................   22,241,922   2,945,448
Energy and Natural Resources Fund.....................   73,929,555  41,488,763
Real Estate Fund......................................   15,750,449   7,090,530
Technology Fund.......................................    6,275,645   4,299,868
Biotechnology Fund....................................   23,431,400   1,932,134

4. Capital Transactions:

  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 31.375 billion of which is currently classified to represent interests in one of nineteen separate portfolios. Authorized capital currently offered for each Portfolio is as follows: 750 million shares of the Blended Equity Fund and 500 million shares each of Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund, Technology Fund and Biotechnology Fund. Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                         Blended Equity Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  1,252,835  $ 46,861,899   4,208,001  $196,483,037
Issued as reinvestment of
 dividends................      2,526        95,369     169,841     7,405,748
Redeemed.................. (1,733,777)  (62,885,905) (3,879,967) (177,856,736)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...   (478,416) $(15,928,637)    497,875  $ 26,032,049
                           ==========  ============  ==========  ============

                                        Large Cap Growth Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  3,918,450  $ 41,484,513   8,407,715  $135,100,556
Issued as reinvestment of
 dividends................        --            --          --            --
Redeemed.................. (5,539,999)  (55,615,078) (7,078,436) (107,787,091)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)... (1,621,549) $(14,130,565)  1,329,279  $ 27,313,465
                           ==========  ============  ==========  ============

                                        Optimum Growth Fund
                         -----------------------------------------------------
                            Six Months Ended               Year Ended
                                09/30/01                    03/31/01
                         ------------------------  ---------------------------
                           Shares       Amount       Shares         Amount
                         ----------  ------------  -----------  --------------
Sold:
  Shares................     60,687  $    812,528      457,035  $   10,281,236
  Institutional Shares..    392,022     4,805,288    1,110,345      23,296,172
Issued as reinvestment
 of dividends:
  Shares................        --            --       144,067       2,698,375
  Institutional Shares..        --            --       192,846       3,660,214
Redeemed:
  Shares................   (300,279)   (4,126,642)    (295,619)     (6,274,198)
  Institutional Shares..   (419,661)   (5,954,367)    (887,158)    (17,986,329)
                         ----------  ------------  -----------  --------------
Net Increase
 (Decrease).............   (267,231) $ (4,463,193)     721,516  $   15,675,470
                         ==========  ============  ===========  ==============

                                           Small Cap Fund
                         -----------------------------------------------------
                            Six Months Ended               Year Ended
                                09/30/01                    03/31/01
                         ------------------------  ---------------------------
                           Shares       Amount       Shares         Amount
                         ----------  ------------  -----------  --------------
Sold....................  3,335,868  $ 35,434,512    5,512,607  $   70,879,655
Issued as reinvestment
 of dividends...........      2,036        21,428       98,763       1,077,481
Redeemed................ (3,882,832)  (41,221,835)  (3,962,598)    (49,309,883)
                         ----------  ------------  -----------  --------------
Net Increase
 (Decrease).............   (544,928) $ (5,765,895)   1,648,772  $   22,647,253
                         ==========  ============  ===========  ==============

                                    Value and Restructuring Fund
                         -----------------------------------------------------
                            Six Months Ended               Year Ended
                                09/30/01                    03/31/01
                         ------------------------  ---------------------------
                           Shares       Amount       Shares         Amount
                         ----------  ------------  -----------  --------------
Sold.................... 15,348,379  $499,482,515   34,725,442  $1,146,862,405
Issued as reinvestment
 of dividends...........     48,474     1,544,208      477,425      15,085,279
Redeemed................ (7,576,385) (237,625,956) (11,432,966)   (372,952,495)
                         ----------  ------------  -----------  --------------
Net Increase............  7,820,468  $263,400,767   23,769,901  $  788,995,189
                         ==========  ============  ===========  ==============

                                         Mid Cap Value Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold:
  Shares..................    987,278  $ 12,192,175     168,305  $  2,355,993
  Institutional Shares....    929,521    11,545,721   1,355,482    15,972,741
Issued as reinvestment of
 dividends:
  Shares..................         77           963      27,923       311,343
  Institutional Shares....         13           158         439         4,939
Redeemed:
  Shares..................    (90,183)   (1,106,396)    (14,188)     (234,118)
  Institutional Shares....   (189,207)   (2,344,080)   (463,082)   (8,404,642)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,637,499  $ 20,288,541   1,074,879  $ 10,006,256
                           ==========  ============  ==========  ============

                                  Energy and Natural Resources Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  3,156,572  $ 50,230,717   5,078,268  $ 81,697,755
Issued as reinvestment of
 dividends................     12,842       188,939     255,760     3,581,874
Redeemed.................. (1,588,667)  (23,486,029) (3,333,226)  (52,654,687)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,580,747  $ 26,933,627   2,000,802  $ 32,624,942
                           ==========  ============  ==========  ============
                                          Real Estate Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/01                  03/31/01
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  2,161,798  $ 13,688,477   2,077,443  $ 12,105,219
Issued as reinvestment of
 dividends................      8,075        50,265       9,766        56,896
Redeemed..................   (664,752)   (4,325,537) (1,284,275)   (7,594,013)
                           ----------  ------------  ----------  ------------
Net Increase..............  1,505,121  $  9,413,205     802,934  $  4,568,102
                           ==========  ============  ==========  ============

                                            Technology Fund
                             ------------------------------------------------
                                Six Months Ended
                                    09/30/01           03/31/00* - 03/31/01
                             -----------------------  -----------------------
                               Shares      Amount       Shares      Amount
                             ----------  -----------  ----------  -----------
Sold........................  2,996,607  $ 7,192,395  11,672,887  $55,873,450
Issued as reinvestment of
 dividends..................        --           --            4           29
Redeemed.................... (3,409,107)  (8,716,286) (1,367,907)  (5,862,241)
                             ----------  -----------  ----------  -----------
Net Increase (Decrease).....   (412,500) $(1,523,891) 10,304,984  $50,011,238
                             ==========  ===========  ==========  ===========

                                           Biotechnology Fund
                               ----------------------------------------------
                                 Six Months Ended
                                     09/30/01          12/31/00* - 03/31/01
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
                               ---------  -----------  ---------  -----------
Sold.......................... 3,953,218  $21,845,700  3,017,351  $18,734,367
Issued as reinvestment of
 dividends....................        60          328        --           --
Redeemed......................  (459,186)  (1,998,642)   (20,788)    (113,678)
                               ---------  -----------  ---------  -----------
Net Increase.................. 3,494,092  $19,847,386  2,996,563  $18,620,689
                               =========  ===========  =========  ===========

--------
* Commencement of Operations.

5. Organization Costs:

  Excelsior Fund and the Trust have borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs incurred prior to June 30, 1998 are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations. Organization costs of Technology and Biotechnology, which commenced operations on March 31, 2000 and December 31, 2000, respectively, have been expensed as incurred in accordance with regulatory requirements.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2001, the Portfolios had no borrowings under the agreement.